UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         SC Fundamental LLC
              ---------------------
Address:      747 Third Avenue
              ---------------------
              27th Floor
              ---------------------
              New York, NY  10017
              ---------------------

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neil H. Koffler
              ---------------------
Title:        Member
              ---------------------
Phone:        (212)888-9100
              ---------------------

Signature, Place, and Date of Signing:

 /s/ Neil H. Koffler            New York, NY             May 15, 2006
 ---------------------        -----------------        ----------------
      [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -------------

Form 13F Information Table Entry Total:                102
                                              -------------

Form 13F Information Table Value Total:       $    110,337
                                              -------------
                                               (thousands)


List of Other Included Managers:

                                  NONE

                               SC Fundamental LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2006


                                                                                                  ITEM 5:
                                         ITEM 2:                     ITEM 3:     ITEM 4:         Shares or
        ITEM 1:                         Title of                     Cusip        Fair           Principal
     Name of Issuer                      Class                       Number     Market Value      Amount
--------------------------------------------------------------------------------------------------------------------
Abitibi Consolidated Inc                Common                       003924107      240,700      58,000 SH
Alberta Clipper Energy Inc              Common                       01285R104       42,362      14,560 SH
Aldabra Acquisition Corp                Common                       01407F103      356,642      63,800 SH
Andiana Minerals Inc                    Common                       034219105        3,385       3,190 SH
Anworth Mortgage Asset Corp             Common                       037347101      631,472      80,340 SH
Arizona Star Resources Corp             Common                       04059G106    3,020,431     343,020 SH
Atlantic Express Transportation Corp.   Common                       04853E117      391,689       4,060 Warrant
Austral Pacific Energy Ltd.             Common                       052526100      100,967      57,000 SH
Austral Pacific Energy Ltd.             Common                       052526100          135      28,500 Warrant
Bel Fuse Inc.                           Common - Class A             077347201      891,086      31,610 SH
Berkeley Tech Inc.                      Sponsored ADR                08437M107      260,758     306,774 SH
C1 Energy Ltd                           Common                       12617Y105    1,822,360   1,014,100 SH
Cadus Pharmaceutical Corp               Common                       127639102      631,467     385,041 SH
Candax Energy Inc                       Common                       13740F104       82,315      89,900 SH
Canyon Resources Corp.                  Common                       138869300      222,585     263,900 SH
Canyon Resources Corp.                  Common                       138869300            0      80,556 Warrant
Centrex Inc.                            Common                       15640E103            9         724 SH
CGX Energy Inc                          Common                       125405100       67,802     193,720 SH
Chaus Bernard                           Common                       162510200      403,564     411,800 SH
Chief Consolidated Mining Co.           Common                       168628105       28,882     288,820 SH
Cinch Energy                            Common                       17185X108    1,756,974     870,000 SH
Claude Resources Inc                    Common                       182873109    1,478,325   1,451,740 SH
Coalcorp Mining Inc                     Common                       190135103      290,347     580,000 SH
Coalcorp Mining Inc                     Common                       190135103       37,293     290,000 Warrant
Comsys IT Partners Inc.                 Common                       20581E104      577,721      53,051 SH
Concord Camera Corp                     Common                       206156101      482,850     435,000 SH
Courtside Acquistion                    Common                       22274N102    1,250,480     232,000 SH
Crystallex International Corp.          Common                       22942F101    2,383,800     580,000 SH
Cypress Semiconductor                   Common                       232806109      129,329       7,630 SH
Defiant Resources Corp                  Common                       24477C107    1,392,699     434,002 SH
Del Glbl Technologies Corp.             Common                       245073101      274,990      69,442 SH
Delphi Financial Group                  Common                       247131105   18,848,616     365,071 SH
Dual Exploration                        Common                       263565103      137,729      72,500 SH
Dundee Precious Metals Inc              Common                       265269209    2,188,773     203,000 SH
Dynatec Corp                            Common                       267934107      343,646     275,058 SH
ECC Capital Corp                        Common                       26826M108      181,518     119,420 SH
ECHO Healthcare Acquisition             Unit                         27876C206      334,950      40,600 SH
Empire Energy Corp.                     Common                       291648103        2,529      15,805 SH
Endocare Inc.                           Common                       26264P104    3,239,070     941,590 SH
ESG Re Ltd.                             Common                       000G312151     217,413     621,180 SH
European Goldfields Ltd                 Common                       298774100    2,351,814     678,600 SH
Filenet Corp                            Common                       316869106    2,340,743      86,630 SH
FNX Mining                              Common                       30253R101      329,060      29,580 SH
Fortress America Acq                    Common                       34957J100    1,314,199     237,220 SH
Gabriel Resources                       Common                       361970106      836,300     390,920 SH
General Motors Corp.                    Common                       370442105      616,830      29,000 SH
Graftech Int'l                          Common                       384313102      619,150     101,500 SH
Grand Banks Energy Corp                 Common                       38522T105          587         348 SH
Heico Corp                              Common - Class A             422806208    3,586,681     131,718 SH
Highview Resources Ltd                  Common                       43123G106       93,746     783,780 SH
Highview Resources Ltd                  Common                       43123G106        2,007     267,190 Warrant
India Globalization Capital             Unit                         45408x209    1,339,800     203,000 SH
Industrias Bachoco                      Sponsored ADR                456463108    1,388,021      79,634 SH
Isle Capri Casinos                      Common                       464592104    2,585,856      77,700 SH
Israel Tech Acq.                        Common                       46514P106      103,173      19,430 SH
Juina Mining Corp                       Common                       48131Q202        4,350     290,000 Warrant
Juniper Partners Acq                    Common                       48203X200      324,536      63,510 SH
Juniper Partners Acq                    Class W Warrant              48203X119       17,148      31,755 Warrant
Juniper Partners Acq                    Class Z Warrant              48203X127       18,100      31,755 Warrant
KBL Healthcare Acquisition              Common                       48241R108      470,670      87,000 SH
Kick Energy                             Common                       49374P109      819,487     152,250 SH
Kimber Resources Inc                    Common - Class A             49435N101      473,691     159,492 SH
Liberty Homes Inc.                      Common - Class A             530582204      153,120      25,520 SH
Liberty Homes Inc.                      Common - Class B             530582303       63,800      11,600 SH

Limoneira Co                            Common                       532746104      205,320         870 SH
Lionore Mining Intl                     Common                       535913107      258,087      58,000 SH
Loon Energy Inc                         Common                       543921100      827,914   1,290,000 SH
M & F Worldwide Corp                    Common                       552541104    3,076,912     215,470 SH
MAIR Holding Inc                        Common                       560635104    1,942,986     415,168 SH
McRae Industries                        Common                       582757209      134,404      11,947 SH
MDU Communication Int'l Inc             Common                       582828109           47      11,600 Warrant
MDU Communication Int'l Inc             Common                       582828109    1,957,320   1,617,620 SH
Mediterranean Minerals Corp             Common                       58501P106        5,353      20,852 SH
Metallica Resources Inc                 Common                       59125J104      404,683     123,476 SH
Michaels Stores Inc                     Common                       594087108   13,127,446     349,320 SH
Molex Inc                               Common - Class A             608554200    1,547,936      52,084 SH
Mutual Risk Mgmt Ltd.                   Common                       628351108       44,190   1,767,608 SH
Next Inc.                               Common                       65336T104       84,738     141,230 SH
Oakmont Acquisition Corp                Common                       68831P106      953,520     174,000 SH
Oakwood Homes                           Common                       674098207          594      29,696 SH
Open Range Energy Corp                  Common                       68372J105        4,283       1,100 SH
Pacific Northwest Capital               Common                       694916107       56,763     189,525 SH
Petrofalcon Corp                        Common                       716474101    2,163,215   1,388,974 SH
Phoenix India Acquisition Co            Unit                         71907x201      344,201      41,470 SH
Scpie Holding Inc                       Common                       78402P104    5,345,802     218,196 SH
Silk Road Resources                     Common                       827101106      105,357      91,200 SH
Simon Worldwide Inc.                    Common                       828815100      104,400     174,000 SH
St. Andrews Goldfields Ltd.             Common                       787188408           22     712,500 Warrant
Starrett Co                             Common - Class A             855668109      234,313      16,420 SH
Streettracks Gold Trust                 Common                       863307104    2,358,860      40,600 SH
Sunridge Gold Corp                      Common                       86769Q102      196,500      89,350 SH
TAC Acquisition Corp                    Common                       873392104    2,575,200     464,000 SH
Tag Oil Ltd                             Common                       87377N101       94,821     171,000 SH
Tahera Ltd.                             Common                       873787105       25,794      73,530 Warrant
Tengasco Inc                            Common                       88033R205    3,757,067   3,183,955 SH
Terra Nova Acquisition Corp             Common                       88101E102      230,550      43,500 SH
Terra Nova Gold Corp                    Common                       88100T100        2,606      24,360 SH
Transworld Corp                         Common                       89336R207      875,120     335,295 SH
Truestar Petroleum Corp                 Common                       897867107       66,288     253,982 SH
Tusk Energy Corp                        Common                       900891102    1,459,182     435,000 SH
Verenex Energy                          Common                       923401103      208,455      58,000 SH
West Energy Ltd                         Common                       952696102      956,016     199,500 SH

                             ** TABLE CONTINUED **

                               SC Fundamental LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2006

                                                      ITEM 6:                                        ITEM 8:
                                               INVESTMENT DISCRETION                          VOTING AUTHORITY SHARES
                                                 (b) Shares                    ITEM 7:
        ITEM 1:                                      as Defined  (c) Shared   Managers
     Name of Issuer                    (a) Sole      in Instr. V     Other    See Instr. V (a) Sole  (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------------
Abitibi Consolidated Inc                     58,000     --            --         --          58,000     --         --
Alberta Clipper Energy Inc                   14,560     --            --         --          14,560     --         --
Aldabra Acquisition Corp                     63,800     --            --         --          63,800     --         --
Andiana Minerals Inc                          3,190     --            --         --           3,190     --         --
Anworth Mortgage Asset Corp                  80,340     --            --         --          80,340     --         --
Arizona Star Resources Corp                 343,020     --            --         --         343,020     --         --
Atlantic Express Transportation Corp.         4,060     --            --         --           4,060     --         --
Austral Pacific Energy Ltd.                  57,000     --            --         --          57,000     --         --
Austral Pacific Energy Ltd.                  28,500     --            --         --          28,500     --         --
Bel Fuse Inc.                                31,610     --            --         --          31,610     --         --
Berkeley Tech Inc.                          306,774     --            --         --         306,774     --         --
C1 Energy Ltd                             1,014,100     --            --         --       1,014,100     --         --
Cadus Pharmaceutical Corp                   385,041     --            --         --         385,041     --         --
Candax Energy Inc                            89,900     --            --         --          89,900     --         --
Canyon Resources Corp.                      263,900     --            --         --         263,900     --         --
Canyon Resources Corp.                       80,556     --            --         --          80,556     --         --
Centrex Inc.                                    724     --            --         --             724     --         --
CGX Energy Inc                              193,720     --            --         --         193,720     --         --
Chaus Bernard                               411,800     --            --         --         411,800     --         --
Chief Consolidated Mining Co.               288,820     --            --         --         288,820     --         --
Cinch Energy                                870,000     --            --         --         870,000     --         --
Claude Resources Inc                      1,451,740     --            --         --       1,451,740     --         --
Coalcorp Mining Inc                         580,000     --            --         --         580,000     --         --
Coalcorp Mining Inc                         290,000     --            --         --         290,000     --         --
Comsys IT Partners Inc.                      53,051     --            --         --          53,051     --         --
Concord Camera Corp                         435,000     --            --         --         435,000     --         --
Courtside Acquistion                        232,000     --            --         --         232,000     --         --
Crystallex International Corp.              580,000     --            --         --         580,000     --         --
Cypress Semiconductor                         7,630     --            --         --           7,630     --         --
Defiant Resources Corp                      434,002     --            --         --         434,002     --         --
Del Glbl Technologies Corp.                  69,442     --            --         --          69,442     --         --
Delphi Financial Group                      365,071     --            --         --         365,071     --         --
Dual Exploration                             72,500     --            --         --          72,500     --         --
Dundee Precious Metals Inc                  203,000     --            --         --         203,000     --         --
Dynatec Corp                                275,058     --            --         --         275,058     --         --
ECC Capital Corp                            119,420     --            --         --         119,420     --         --
ECHO Healthcare Acquisition                  40,600     --            --         --          40,600     --         --
Empire Energy Corp.                          15,805     --            --         --          15,805     --         --
Endocare Inc.                               941,590     --            --         --         941,590     --         --
ESG Re Ltd.                                 621,180     --            --         --         621,180     --         --
European Goldfields Ltd                     678,600     --            --         --         678,600     --         --
Filenet Corp                                 86,630     --            --         --          86,630     --         --
FNX Mining                                   29,580     --            --         --          29,580     --         --
Fortress America Acq                        237,220     --            --         --         237,220     --         --
Gabriel Resources                           390,920     --            --         --         390,920     --         --
General Motors Corp.                         29,000     --            --         --          29,000     --         --
Graftech Int'l                              101,500     --            --         --         101,500     --         --
Grand Banks Energy Corp                         348     --            --         --             348     --         --
Heico Corp                                  131,718     --            --         --         131,718     --         --
Highview Resources Ltd                      783,780     --            --         --         783,780     --         --
Highview Resources Ltd                      267,190     --            --         --         267,190     --         --
India Globalization Capital                 203,000     --            --         --         203,000     --         --
Industrias Bachoco                           79,634     --            --         --          79,634     --         --
Isle Capri Casinos                           77,700     --            --         --          77,700     --         --
Israel Tech Acq.                             19,430     --            --         --          19,430     --         --
Juina Mining Corp                           290,000     --            --         --         290,000     --         --
Juniper Partners Acq                         63,510     --            --         --          63,510     --         --
Juniper Partners Acq                         31,755     --            --         --          31,755     --         --
Juniper Partners Acq                         31,755     --            --         --          31,755     --         --
KBL Healthcare Acquisition                   87,000     --            --         --          87,000     --         --
Kick Energy                                 152,250     --            --         --         152,250     --         --
Kimber Resources Inc                        159,492     --            --         --         159,492     --         --
Liberty Homes Inc.                           25,520     --            --         --          25,520     --         --
Liberty Homes Inc.                           11,600     --            --         --          11,600     --         --

Limoneira Co                                    870     --            --         --             870     --         --
Lionore Mining Intl                          58,000     --            --         --          58,000     --         --
Loon Energy Inc                           1,290,000     --            --         --       1,290,000     --         --
M & F Worldwide Corp                        215,470     --            --         --         215,470     --         --
MAIR Holding Inc                            415,168     --            --         --         415,168     --         --
McRae Industries                             11,947     --            --         --          11,947     --         --
MDU Communication Int'l Inc                  11,600     --            --         --          11,600     --         --
MDU Communication Int'l Inc               1,617,620     --            --         --       1,617,620     --         --
Mediterranean Minerals Corp                  20,852     --            --         --          20,852     --         --
Metallica Resources Inc                     123,476     --            --         --         123,476     --         --
Michaels Stores Inc                         349,320     --            --         --         349,320     --         --
Molex Inc                                    52,084     --            --         --          52,084     --         --
Mutual Risk Mgmt Ltd.                     1,767,608     --            --         --       1,767,608     --         --
Next Inc.                                   141,230     --            --         --         141,230     --         --
Oakmont Acquisition Corp                    174,000     --            --         --         174,000     --         --
Oakwood Homes                                29,696     --            --         --          29,696     --         --
Open Range Energy Corp                        1,100     --            --         --           1,100     --         --
Pacific Northwest Capital                   189,525     --            --         --         189,525     --         --
Petrofalcon Corp                          1,388,974     --            --         --       1,388,974     --         --
Phoenix India Acquisition Co                 41,470     --            --         --          41,470     --         --
Scpie Holding Inc                           218,196     --            --         --         218,196     --         --
Silk Road Resources                          91,200     --            --         --          91,200     --         --
Simon Worldwide Inc.                        174,000     --            --         --         174,000     --         --
St. Andrews Goldfields Ltd.                 712,500     --            --         --         712,500     --         --
Starrett Co                                  16,420     --            --         --          16,420     --         --
Streettracks Gold Trust                      40,600     --            --         --          40,600     --         --
Sunridge Gold Corp                           89,350     --            --         --          89,350     --         --
TAC Acquisition Corp                        464,000     --            --         --         464,000     --         --
Tag Oil Ltd                                 171,000     --            --         --         171,000     --         --
Tahera Ltd.                                  73,530     --            --         --          73,530     --         --
Tengasco Inc                              3,183,955     --            --         --       3,183,955     --         --
Terra Nova Acquisition Corp                  43,500     --            --         --          43,500     --         --
Terra Nova Gold Corp                         24,360     --            --         --          24,360     --         --
Transworld Corp                             335,295     --            --         --         335,295     --         --
Truestar Petroleum Corp                     253,982     --            --         --         253,982     --         --
Tusk Energy Corp                            435,000     --            --         --         435,000     --         --
Verenex Energy                               58,000     --            --         --          58,000     --         --
West Energy Ltd                             199,500     --            --         --         199,500     --         --

                              ** TABLE COMPLETE **